Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Profit before tax	$ 11,076	$ 4,334	$ 12,461
Deduct share of result of associates and joint ventures	430	16	10
Profit before tax and before share of result of associates and joint ventures	10,646	4,318	12,451
Adjustments on taxable basis
Foreign source income		(809)	(969)
Government incentives	(982)	(769)	(948)
Taxable intercompany dividends		619	173
Expenses not deductible for tax purposes	2,374	4,351	1,559
Other non-taxable income	(178)	(415)	(165)
Gross adjustments on taxable basis	$ 11,860	$ 7,296	$ 12,101
Aggregated weighted nominal tax rate	28.50%	32.70%	30.50%
Tax at aggregated weighted nominal tax rate	$ (3,378)	$ (2,387)	$ (3,687)
Adjustments on tax expense
Utilization of tax losses not previously recognized	23	76	32
Recognition of deferred taxes assets on previous years' tax losses	16	229	40
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(143)	(975)	(195)
(Underprovided)/overprovided in prior years	1	63	(95)
Deductions from interest on equity	553	644	643
Deductions from goodwill	57	63	66
Other tax deductions	723	869	1,033
US Tax reform (change in tax rate and other)	1,760
Change in tax rate	(59)	(1)	12
Withholding taxes	(386)	(286)	(450)
Brazilian Federal Tax Regularization Program	(870)
Other tax adjustments	(217)	93	7
Income tax expense	$ (1,920)	$ (1,613)	$ (2,594)
Effective tax rate	18.00%	37.40%	20.80%